Schedule of Investments (unaudited)
November 30, 2025
iShares® MSCI Belgium ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Banks — 5.9%
KBC Ancora	4,478	$373,395
KBC Group NV	8,193	1,008,577
		1,381,972
Beverages — 18.6%
Anheuser-Busch InBev SA	70,189	4,326,825
Biotechnology — 17.4%
Argenx SE(a)	4,256	3,879,746
Galapagos NV(a)(b)	5,831	182,440
		4,062,186
Building Products — 0.6%
Recticel SA	13,543	142,945
Capital Markets — 0.9%
Gimv NV	3,881	203,420
Chemicals — 6.3%
Solvay SA	9,386	299,336
Syensqo SA	7,249	591,763
Tessenderlo Group SA	5,309	169,460
Umicore SA	22,754	400,284
		1,460,843
Construction & Engineering — 3.4%
Ackermans & van Haaren NV	2,337	597,937
Deme Group NV	1,245	201,209
		799,146
Consumer Staples Distribution & Retail — 0.9%
Colruyt Group NV	5,264	202,273
Distributors — 1.8%
D'ieteren Group	2,345	408,426
Diversified Telecommunication Services — 0.9%
Proximus SADP	25,355	218,343
Electric Utilities — 2.3%
Elia Group SA, Class B	4,538	548,080
Electronic Equipment, Instruments & Components — 0.7%
Barco NV	11,991	171,297
Entertainment — 0.6%
Kinepolis Group NV	3,914	142,022
Financial Services — 5.0%
Groupe Bruxelles Lambert NV	7,886	682,103
Sofina SA	1,736	489,632
		1,171,735
Food Products — 1.7%
Lotus Bakeries NV	45	404,358
Health Care Providers & Services — 1.0%
Fagron	9,668	239,108
Health Care REITs — 3.4%
Aedifica SA	5,307	409,140
Cofinimmo SA	4,318	391,197
		800,337
Industrial REITs — 3.3%
Montea NV	2,863	237,767
Security	Shares	Value
Industrial REITs (continued)
Warehouses De Pauw CVA	20,436	$530,424
		768,191
Insurance — 4.1%
Ageas SA	13,869	947,571
Metals & Mining — 1.0%
Bekaert SA	5,202	222,996
Oil, Gas & Consumable Fuels — 1.0%
CMB Tech NV	21,096	232,429
Personal Care Products — 0.6%
Ontex Group NV(a)(b)	18,673	140,698
Pharmaceuticals — 11.3%
Financiere de Tubize SA	2,092	510,468
UCB SA	7,601	2,124,584
		2,635,052
Real Estate Management & Development — 1.0%
VGP NV	2,026	243,562
Residential REITs — 0.9%
Xior Student Housing NV	6,328	214,732
Retail REITs — 1.2%
Retail Estates NV	2,389	175,803
Vastned NV	2,584	92,949
		268,752
Semiconductors & Semiconductor Equipment — 0.9%
Melexis NV	3,237	199,387
Specialized REITs — 0.9%
Shurgard Self Storage Ltd.	5,793	216,728
Trading Companies & Distributors — 1.1%
Azelis Group NV	22,923	246,786
Total Long-Term Investments — 98.7% (Cost: $24,734,507)		23,020,200
Short-Term Securities
Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.11%(c)(d)(e)	250,105	250,230
Total Short-Term Securities — 1.1% (Cost: $250,250)		250,230
Total Investments — 99.8% (Cost: $24,984,757)		23,270,430
Other Assets Less Liabilities — 0.2%		44,296
Net Assets — 100.0%		$23,314,726

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Belgium ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$766,275	$—	$(516,061)(a)	$76	$(60)	$250,230	250,105	$719 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	10,000	—	(10,000)(a)	—	—	—	—	32	—
				$76	$(60)	$250,230		$751	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro Euro STOXX 50 Index	44	12/19/25	$290	$9,478
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$92,949	$22,927,251	$—	$23,020,200
Short-Term Securities
Money Market Funds	250,230	—	—	250,230
	$343,179	$22,927,251	$—	$23,270,430

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Belgium ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$9,478	$—	$—	$9,478

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.